Condensed Financial Information of Amerco	12 Months Ended
Mar. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Amerco
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF AMERCO
BALANCE SHEETS
	March 31,
	2013	2012
	(In thousands)
ASSETS
Cash and cash equivalents	$327,119	$201,502
Investment in subsidiaries	240,080	8,168
Related party assets	1,032,124	1,201,385
Other assets	43,841	27,030
Total assets	$1,643,164	$1,438,085

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
Other liabilities	$412,199	$399,867
	412,199	399,867
Stockholders' equity:
Preferred stock	-	-
Common stock	10,497	10,497
Additional paid-in capital	438,378	433,953
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings:
Beginning of period	1,316,854	1,139,792
Adjustment to initially apply ASU 2010-26	(1,721)	-
Net earnings	264,708	205,695
Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)
Dividends	(97,421)	(22,725)
End of period	1,482,420	1,316,854

Cost of common shares in treasury	(525,653)	(525,653)
Cost of preferred shares in treasury	(151,997)	(151,997)
Total stockholders' equity	1,230,965	1,038,218
Total liabilities and stockholders' equity	$1,643,164	$1,438,085

The accompanying notes are an integral part of these condensed consolidated financial statements.

CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF OPERATIONS
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Revenues:
Net interest income from subsidiaries	$5,329	$6,085	$5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income	91,125	94,278	85,584
Pretax earnings	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)	-
Less: Preferred stock dividends	-	(3,241)	(12,963)
Earnings available to common stockholders	$264,708	$196,546	$171,163
Basic and diluted earnings per common share	$13.56	$10.09	$8.81
Weighted average common shares outstanding: Basic and diluted	19,518,779	19,476,187	19,432,781

The accompanying notes are an integral part of these condensed consolidated financial statements.

CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF CASH FLOW
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net earnings	$264,708	$205,695	$184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net gain on sale of investments	(76)	(488)	(65)
Deferred income taxes	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	-	-	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931

Cash flows from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	-	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)

Cash flows from financing activities:
Proceeds from (repayments) of intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid	-	(151,997)	-
Preferred stock dividends paid	-	(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)	-
Dividend from related party	-	-	3,303
Contribution to related party	(1,500)	(518)	-
Net cash provided (used) by financing activities	73,523	(227,291)	20,906

Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at beginning of period	201,502	250,104	100,460
Cash and cash equivalents at end of period	$327,119	$201,502	$250,104

Income taxes paid, net of income taxes refunds received, amounted to $144.7 million, $10.7 million and $14.3 million for fiscal 2013, 2012 and 2011, respectively.
The accompanying notes are an integral part of these condensed consolidated financial statements.